Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses	$ 13,102	$ 12,277
Other receivable	380,601	385,667
Other		6,378
Total repaid expenses and other current assets	$ 393,703	$ 404,322